PIMCO Equity Series VIT

Supplement dated May 14, 2015 to the Statement of Additional Information dated April 30, 2015, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO EqS Pathfinder Portfolio® (the “Portfolio”)

Effective May 14, 2015, the Portfolio is jointly managed by Brad Kinkelaar and Austin Graff.

Therefore, effective immediately, the disclosure in the table and accompanying footnotes in the subsection titled “Portfolio Manager–Other Accounts Managed” in the SAI is deleted and replaced by the following:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Brad Kinkelaar[1]
Registered Investment Companies	5	$976.69	0	$0.00
Other Pooled Investment Vehicles	3	$229.35	0	$0.00
Other Accounts	2	$177.73	0	$0.00
Austin Graff[2]
Registered Investment Companies	1	$130.26	0	$0.00
Other Pooled Investment Vehicles	1	$92.94	0	$0.00
Other Accounts	1	$157.07	0	$0.00

[1]	Mr. Kinkelaar co-manages the Portfolio as of May 14, 2015, which had $432.6 million total assets under management as of December 31, 2014.
[2]	Mr. Graff co-manages the Portfolio as of May 14, 2015, which had $432.6 million total assets under management as of December 31, 2014.

In addition, effective immediately, corresponding changes are made in the paragraph immediately preceding the above table and the following sentences are added:

Effective May 14, 2015, the Portfolio is managed jointly by Brad Kinkelaar and Austin Graff. Information for Mr. Kinkelaar and Mr. Graff is as of April 30, 2015.

In addition, effective immediately, the disclosure in the table in the subsection titled “Portfolio Manager—Securities Ownership” in the SAI is deleted and replaced by the following:

Portfolio Manager	Dollar Range of Shares Owned
Kinkelaar[1]	None
Graff[2]	None

[1]	Effective May 14, 2015, Mr. Kinkelaar co-manages the Portfolio. Information for Mr. Kinkelaar is as of May 14, 2015.
[2]	Effective May 14, 2015, Mr. Graff co-manages the Portfolio. Information for Mr. Graff is as of May 14, 2015.

Investors Should Retain This Supplement For Future Reference

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